UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: FEBRUARY 28, 2006 (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Essex Aggressive Growth Fund

February 28, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 97.2%
Consumer Discretionary - 13.7%
Carnival Corp.	9,362	[2]	$483,547
Coldwater Creek, Inc.*	15,028	[2]	337,679
DreamWorks Animation SKG, Inc.*	22,287	[2]	601,749
Joseph A. Bank Clothiers, Inc.*	10,886	[2]	485,636
Lowe’s Co., Inc.	8,362		570,121
Ross Stores, Inc.	15,462	[2]	437,884
Texas Roadhouse, Inc., Class A*	19,720	[2]	302,899
Wesco International, Inc.*	9,834		563,685
XM Satellite Radio Holdings, Inc.*	17,148	[2]	378,799
Total Consumer Discretionary			4,161,999
Consumer Staples - 1.4%
Procter & Gamble Co.	7,288		436,770
Energy - 7.8%
Comstock Resources, Inc.*	9,362		263,073
ENSCO International, Inc.	9,781		437,113
Halliburton Co.	7,808	[2]	530,944
Newfield Exploration Co.*	7,253		280,328
Schlumberger, Ltd.	7,398	[2]	850,770
Total Energy			2,362,228
Financials - 7.6%
American International Group, Inc.	9,521		631,814
CB Richard Ellis Group, Inc.*	9,645		662,419
East West Bancorp, Inc.	7,786	[2]	293,454
Goldman Sachs Group, Inc.	3,117		440,401
National Financial Partners Corp.	5,112		300,841
Total Financials			2,328,929
Health Care - 32.4%
Caremark Rx, Inc.*	13,510		672,123
Cubist Pharmaceuticals, Inc.*	26,603	[2]	588,192
Genentech, Inc.*	5,633		482,692
Genzyme Corp.*	8,591		595,700
Gilead Sciences, Inc.*	16,219		1,009,957
McKesson Corp.	10,745		581,627
Medtronic, Inc.	7,821		421,943
MGI Pharmaceuticals, Inc.*	22,067	[2]	389,041
MWI Veterinary Supply, Inc.*	12,740		386,659
Neurometrix, Inc.*	10,095		362,612
Novartis AG, Sponsored ADR	13,325	[2]	709,556
Omnicare, Inc.	5,337	[2]	324,756
PDL BioPharma, Inc.*	28,017	[2]	877,212
Sepracor, Inc.*	7,662	[2]	439,109
Shire Pharmaceuticals PLC	15,302	[2]	728,069
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	17,760	[2]	745,742
Vertex Pharmaceuticals, Inc.*	12,648	[2]	546,900
Total Health Care			9,861,890
Industrials - 9.5%
Airtran Holdings, Inc.*	19,143	[2]	340,363
Corporate Executive Board Co.	4,421		442,100
CoStar Group, Inc.*	6,113	[2]	315,492
General Electric Co.	11,357		373,305
Lennox International, Inc.	17,034		547,642
U.S. Airways Group, Inc.*	14,579	[2]	482,419
UTI Worldwide, Inc.	3,695		386,608
Total Industrials			2,887,929

Essex Aggressive Growth Fund

February 28, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology - 24.8%
Akamai Technologies, Inc.*	22,439	[2]	$594,634
aQuantive, Inc.*	10,393	[2]	276,351
Autodesk, Inc.	15,448		581,617
BEA Systems, Inc.*	44,605		511,619
Blackboard, Inc.*	10,019	[2]	288,647
Google, Inc.*	2,045		741,558
Informatica Corp.*	45,601	[2]	730,528
Marchex, Inc.*	15,210	[2]	333,707
Marvell Technology Group Ltd.*	12,331		754,904
Maxim Integrated Products, Inc.	13,136	[2]	513,486
MICROS Systems, Inc.*	18,496	[2]	800,692
QUALCOMM, Inc.	17,726	[2]	836,844
Yahoo!, Inc.*	17,877	[2]	573,137
Total Information Technology			7,537,724
Total Common Stocks (cost $23,477,944)			29,577,469
Short-Term Investments - 33.1%[1]
Other Investment Companies - 31.5%
Bank of New York Institutional Cash Reserves Fund, 4.56%[3]	8,674,098		8,674,098
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.36%	903,802		903,802
Total Other Investment Companies			9,577,900
Other Short Term Investments - 1.6%
	Principal Amount
Goldman Sachs Promissory Notes, 4.67%, 07/01/06	$500,451		500,451
Total Short-Term Investments (cost $10,078,351)			10,078,351
Total Investments - 130.3% (cost $33,556,295)			39,655,820
Other Assets, less Liabilities - (30.3)%			(9,218,669)
Net Assets - 100.0%			$30,437,151

Essex Large Cap Fund

February 28, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 100.2%
Consumer Discretionary - 15.1%
Bed Bath & Beyond, Inc.*	1,615		$58,205
Carnival Corp.	2,331	[2]	120,396
DreamWorks Animation SKG, Inc.*	5,232	[2]	141,264
Getty Images, Inc.*	948	[2]	76,816
Harrah’s Entertainment, Inc.	1,307		93,999
Lowe’s Co., Inc.	1,477	[2]	100,703
Ross Stores, Inc.	3,857		109,230
Staples, Inc.	3,922		96,246
XM Satellite Radio Holdings, Inc.*	3,922	[2]	86,637
Total Consumer Discretionary			883,496
Consumer Staples - 3.2%
Procter & Gamble Co.	3,083		184,764
Energy - 9.0%
ENSCO International, Inc.	2,594	[2]	115,926
Halliburton Co.	797	[2]	54,196
Schlumberger, Ltd.	1,903	[2]	218,845
Weatherford International, Ltd.*	3,291	[2]	141,908
Total Energy			530,875
Financials - 9.2%
American International Group, Inc.	2,426		160,990
CB Richard Ellis Group, Inc.*	1,586		108,926
Goldman Sachs Group, Inc.	789		111,478
Merrill Lynch & Co., Inc.	2,044		157,817
Total Financials			539,211
Health Care - 35.2%
Amgen, Inc.*	1,964	[2]	148,262
Cardinal Health, Inc.	2,028	[2]	147,233
Caremark Rx, Inc.*	3,043		151,389
Cephalon, Inc.*	1,043	[2]	82,898
Genentech, Inc.*	2,083	[2]	178,492
Genzyme Corp.*	1,530		106,090
Gilead Sciences, Inc.*	3,241		201,818
McKesson Corp.	2,559		138,519
Medtronic, Inc.	2,542		137,141
MGI Pharmaceuticals, Inc.*	4,541	[2]	80,058
Novartis AG, Sponsored ADR	2,737	[2]	145,745
Omnicare, Inc.	1,495	[2]	90,971
Shire Pharmaceuticals PLC	3,142	[2]	149,496
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	4,372	[2]	183,580
UnitedHealth Group, Inc.	2,161		125,835
Total Health Care			2,067,527
Industrials - 6.6%
General Electric Co.	7,439		244,520
UTI Worldwide, Inc.	1,384		144,808
Total Industrials			389,328
Information Technology - 21.9%
Applied Materials, Inc.	2,589	[2]	47,482
Autodesk, Inc.	3,336		125,600
BEA Systems, Inc.*	9,232	[2]	105,891
Google Inc.*	491		178,046
Marvell Technology Group Ltd.*	2,497		152,866
Maxim Integrated Products, Inc.	2,610		102,025
Microsoft Corp.	2,856		76,826

Essex Large Cap Fund

February 28, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
Network Appliance, Inc.*	3,732		$123,753
QUALCOMM, Inc.	4,796		226,420
Yahoo!, Inc.*	4,482	[2]	143,693
Total Information Technology			1,282,602
Total Common Stocks (cost $5,157,081)			5,877,803
Other Investment Companies - 30.5%[1]
Bank of New York Institutional Cash Reserves Fund, 4.56%[3]	1,768,224		1,768,224
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.36%	18,367		18,367
Total Other Investment Companies (cost $1,786,591)			1,786,591
Total Investments - 130.7% (cost $6,943,672)			7,664,394
Other Assets, less Liabilities - (30.7)%			(1,799,128)
Net Assets - 100.0%			$5,865,266

Essex Small/Micro Cap Growth Fund

February 28, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 94.6%
Consumer Discretionary - 8.6%
Bakers Footwear Group, Inc.*	12,550	[2]	$275,473
Christopher & Banks Corp.	14,594		320,046
Cosi, Inc.*	26,412	[2]	245,896
Dress Barn, Inc., The*	8,060	[2]	348,031
Drew Industries, Inc.*	9,879		320,574
Guess?, Inc.*	11,597		419,695
Lifetime Brands, Inc.	11,778	[2]	265,947
Stamps.com Inc. *	10,615	[2]	341,909
Total Consumer Discretionary			2,537,571
Consumer Staples - 3.3%
Revlon, Inc., Class A*	71,802		242,691
United Natural Foods, Inc.*	8,698	[2]	289,295
Wild Oats Markets, Inc.*	25,368	[2]	455,356
Total Consumer Staples			987,342
Energy - 1.5%
Newpark Resources, Inc.*	60,514	[2]	451,434
Financials - 2.2%
AmericanWest Bancorp*	9,901		250,495
Argonaut Group, Inc.*	10,742	[2]	392,298
Total Financials			642,793
Health Care - 20.9%
AMICAS, Inc.*	70,592	[2]	346,607
Aspect Medical Systems, Inc.*	12,807		343,100
Greatbatch, Inc.*	11,948	[2]	264,170
Illumina, Inc.*	26,093	[2]	663,545
Kendle International, Inc.*	22,099		701,643
Keryx Biopharmaceuticals, Inc.*	19,932		340,040
Kyphon, Inc.*	17,906		639,423
Luminex Corp.*	48,924	[2]	684,936
Meridian Bioscience, Inc.	13,199		294,206
Neogen Corp.*	14,134		320,842
Omnicell, Inc.*	29,623		342,442
Somanetics Corp.*	14,539	[2]	368,127
Sonosite, Inc.*	6,545	[2]	264,156
Stereotaxis Inc.*	18,722	[2]	247,692
Vital Images, Inc.*	11,742	[2]	389,834
Total Health Care			6,210,763
Industrials - 24.7%
Ameron International Corp.	5,436		322,898
BE Aerospace, Inc.*	19,878	[2]	476,873
BTU International*	30,079		439,454
Bucyrus International, Inc.	8,669		545,974
Color Kinetics, Inc.*	16,294	[2]	284,656
Columbus McKinnon Corp.*	21,421		576,225
Comfort Systems USA, Inc.*	30,819		338,701
Dynamex Inc.*	18,247	[2]	370,779
Educate, Inc.*	21,744	[2]	187,216
Intermagnetics General Corp.*	9,394	[2]	276,357
JLG Industries, Inc.	8,766		517,106
Kenexa Corp.*	12,322		329,244
Ladish Co., Inc.*	11,959		262,978
Lamson & Sessions Co.*	10,560	[2]	249,322
Layne Christensen Co.*	11,129	[2]	310,388
Multi-Color Corp.	8,143		226,213

Essex Small/Micro Cap Growth Fund

February 28, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Industrials (continued)
Portec Rail Products, Inc.	19,229	$274,590
Portfolio Recovery Associates, Inc.*	7,426[2]	363,206
Providence Service Corp.*	9,187[2]	283,235
Schawk, Inc.	10,684[2]	265,497
Universal Truckload Services, Inc.*	17,547[2]	433,060
Total Industrials		7,333,972
Information Technology - 29.9%
Amkor Technology, Inc.*	48,580	431,390
ANADIGICS, Inc. *	66,729[2]	421,060
Blackboard, Inc.*	14,558[2]	419,416
Bottomline Technologies, Inc.*	18,192[2]	223,216
Concur Technologies, Inc.*	26,180[2]	396,889
Corillian Corp.*	70,511	272,172
CyberSource Corp.*	31,453	262,947
Intevac, Inc.*	20,291[2]	444,982
LivePerson, Inc.*	50,011[2]	275,061
Measurement Specialties, Inc.*	9,785	238,950
Merix Corp.*	35,113	339,894
Metasolv, Inc.*	16,861	43,839
MICROS Systems, Inc.*	6,893[2]	298,398
Neoware Systems, Inc.*	25,368[2]	622,276
NIC, Inc.*	45,228	271,820
Online Resources Corp.*	20,302	257,835
PC-Tel, Inc.*	25,872	195,334
Perficient, Inc.*	32,978	360,120
Planar Systems, Inc.*	20,059	311,717
Presstek, Inc.*	19,642[2]	248,864
Rimage Corp.*	8,143[2]	177,355
Secure Computing Corp.*	21,088[2]	255,165
Sirenza Microdevices, Inc.*	36,885	298,031
SkillSoft PLC	54,346	291,838
Stratex Networks, Inc.*	116,193	597,231
Ultimate Software Group, Inc., The*	15,482[2]	362,279
WebSideStory, Inc.*	18,482[2]	289,613
Western Digital Corp.*	12,253	272,629
Total Information Technology		8,880,321
Materials - 2.5%
Buckeye Technologies, Inc.*	16,982	149,611
Landec Corp.*	42,944	311,344
PH Glatfelter Co.	16,670	274,055
Total Materials		735,010
Telecommunication Services - 0.9%
At Road, Inc.*	49,989[2]	257,943
Total Common Stocks (cost $24,789,408)		28,037,149
Rights - 0.0%#
Revlon, Inc. (cost $0)	65,614[2]	3,937
Other Investment Companies - 23.3%[1]
Bank of New York Institutional Cash Reserves Fund, 4.56%[3]	5,152,652	5,152,652
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.36%	1,760,518	1,760,518
Total Other Investment Companies (cost $6,913,170)		6,913,170
Total Investments - 117.9% (cost $31,702,577)		34,954,256
Other Assets, less Liabilities - (17.9)%		(5,296,998)
Net Assets - 100.0%		$29,657,258

Notes to Schedules of Portfolio Investments

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At February 28, 2006 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Essex Aggressive Growth	$33,589,609	$6,598,568	$(532,357)	$6,066,211
Essex Large Cap Growth	6,962,109	805,588	(121,303)	684,285
Essex Small/Micro Cap Growth	32,085,466	3,246,559	(377,769)	2,868,790

*	Non-income-producing security.

[1]	Yield shown for an investment company represents its February 28, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of February 28, 2006, amounting to:

Fund	Market Value	% of Net Assets
Essex Aggressive Growth	$8,827,733	29.0%
Essex Large Cap Growth	1,708,168	29.1%
Essex Small/Micro Cap Growth	5,152,161	17.4%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

#	Rounds to less than 0.1%.

Investment Definitions and Abbreviations:

ADR:	Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: April 21, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: April 21, 2006